Stock-Based Compensation (Details) - Schedule of Share Option Plan - $ / shares	6 Months Ended
Jun. 30, 2024
Schedule of Share Option Plan [Abstract]
Number of Options outstanding, Beginning balance	11,326,943
Weighted- Average Exercise price, Beginning balance	$ 0.97
Number of Options, Granted	423,795
Weighted- Average Exercise price, Granted	$ 2.39
Number of Options, Exercised	(936,281)
Weighted- Average Exercise price, Exercised	$ 0.68
Number of Options, Forfeited	(1,451)
Weighted- Average Exercise price, Forfeited	$ 0.86
Number of Options, exercisable ending	10,813,006
Weighted- Average Exercise price, exercisable ending	$ 1.06
Number of Options, exercisable	9,928,467
Weighted- Average Exercise price, exercisable	$ 0.96